Financial Assets Delivered as Guarantee - Summary of Financial Assets Delivered as Guarantee (Detail) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Guaranteed financial assets	$ 347,199,993	$ 325,051,250
For transactions with the BCRA [member]
Disclosure of financial assets [line items]
Guaranteed financial assets	186,551,425	182,321,276
For guarantee deposits [member]
Disclosure of financial assets [line items]
Guaranteed financial assets	$ 160,648,568	112,438,660
For repurchase agreements [Member]
Disclosure of financial assets [line items]
Guaranteed financial assets		$ 30,291,314